UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  April 18 2013

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total: $87,326(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.



	                   FORM 13F INFORMATION TABLE
                              	                	   VALUE      SHARES/ 	SH/  	PUT/	INVSTMT	OTHER    VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE OF CLASS  CUSIP      (X$1000)   PRN  AMT	PRN	CALL	DSCRETN	MANAGERS SOLE    SHARED   NONE
------------------------------	--------------  ---------  --------   --------	---	----	-------	-------- -------  -------- --------
ABBOTT LABS                    	COM             002824100  1604	     45400  	SH	DEFINED	01      02	45400    0        0
ABBVIE INC                      COM             00287Y109  2418	     59300  	SH	DEFINED	01      02	59300    0        0
ACCENTURE PLC IRELAND          	SHS CLASS A	G1151C101  3495	     46000  	SH	DEFINED	01      02	46000    0        0
ALTRIA GROUP INC               	COM         	02209S103  3470	     100900  	SH	DEFINED	01      02	100900   0        0
AMERICAN ELEC PWR INC          	COM             025537101  3524	     72464 	SH	DEFINED	01      02	72464    0        0
AT&T INC                        COM             00206R102  4520      123200     SH      DEFINED 01      02      123200   0        0
BOEING CO                      	COM             097023105  4653	     54200  	SH	DEFINED	01      02	54200    0        0
CATERPILLAR INC DEL            	COM             149123101  17	     200  	SH	DEFINED	01      02	200    	 0        0
CHUBB CORP                     	COM             171232101  1884	     21520  	SH	DEFINED	01      02	21520    0        0
COLGATE PALMOLIVE CO           	COM             194162103  4257	     36070  	SH	DEFINED	01      02	36070    0        0
COMCAST CORP                   	NEW CL A        20030N101  2621	     62400  	SH	DEFINED	01      02	62400    0        0
CONOCOPHILLIPS                 	COM             20825C104  2644	     44000  	SH	DEFINED	01      02	44000    0        0
CRANE CO                       	COM             224399105  22	     400    	SH	DEFINED	01      02	400    	 0        0
FIRSTENERGY CORP               	COM             337932107  2773	     65700  	SH	DEFINED	01      02	65700    0        0
GENERAL DYNAMICS CORP          	COM             369550108  2327	     33000  	SH	DEFINED	01      02	33000    0        0
GENERAL ELECTRIC CO            	COM             369604103  5415	     234200  	SH	DEFINED	01      02	234200   0        0
HOLLYSYS AUTOMATION TECHNOLO   	SHS             G45667105  46	     3800    	SH	DEFINED	01      02	3800     0        0
HORMEL FOODS CORP               COM             440452100  1748	     42300  	SH	DEFINED	01      02	42300    0        0
JOHNSON&JOHNSON                 COM             478160104  3220      39500      SH      DEFINED 01      02      39500    0        0
JPMORGAN CHASE & CO             COM             46625H100  3041      64068      SH      DEFINED 01      02      64068    0        0
KANSAS CITY SOUTHERN            COM NEW         485170302  44	     400    	SH	DEFINED	01      02	400    	 0        0
LOWES COS INC                  	COM             548661107  2317      61100	SH	DEFINED	01      02    	61100	 0        0
M&T BK CORP                     COM             55261F104  2765      26800      SH      DEFINED 01      02      26800    0        0
MDU RES GROUP INC              	COM             552690109  3084	     123400 	SH	DEFINED	01      02	123400   0        0
MERCK & CO INC                  NEW COM         58933Y105  4638      104851     SH      DEFINED 01      02      104851   0        0
MICROSOFT CORP                 	COM             594918104  3448	     120527  	SH	DEFINED	01      02	120527   0        0
NORFOLK SOUTHERN CORP          	COM             655844108  51	     665    	SH	DEFINED	01      02	665    	 0        0
PRINCIPAL FINL GROUP INC	COM             74251V102  2038      59900	SH	DEFINED	01      02	59900	 0        0
PROCTER & GAMBLE CO             COM             742718109  3344      43400      SH      DEFINED 01      02      43400    0        0
PRUDENTIAL FINL INC             COM             744320102  2301      39000	SH	DEFINED	01      02	39000	 0        0
TEXAS INSTRS INC               	COM             882508104  3133	     88300  	SH	DEFINED	01      02	88300    0        0
TIMKEN CO                      	COM             887389104  1873	     33100  	SH	DEFINED	01      02	33100    0        0
TRINITY INDS INC               	COM             896522109  77	     1700    	SH	DEFINED	01      02	1700     0        0
UNION PAC CORP                 	COM             907818108  78	     550    	SH	DEFINED	01      02	550    	 0        0
UNITED TECHNOLOGIES CORP       	COM             913017109  1831	     19600  	SH	DEFINED	01      02	19600    0        0
WABTEC CORP                    	COM             929740108  71	     700    	SH	DEFINED	01      02	700    	 0        0
XILINX INC                     	COM             983919101  2534	     66400  	SH	DEFINED	01      02	66400    0        0